BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	10,109,569	33,350,000
Common stock, shares outstanding	10,109,569	33,350,000	33,350,000
Class A Common Stock subject to possible redemption
Class A common stock subject to possible redemption, issued (in shares)		33,350,000	33,350,000
Class A common stock subject to possible redemption, outstanding (in shares)	1,847,069	33,350,000	33,350,000
Temporary equity, redemption value (per Share)	$ 10.08	$ 10.12	$ 10.00
Class A Common Stock not subject to possible redemption
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	8,262,500	0	0
Common stock, shares outstanding	8,262,500	0	0
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	75,000	8,337,500	8,337,500
Common stock, shares outstanding	75,000	8,337,500	8,337,500